Trade and other payables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

				$ million
		2023		2022
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	42,406	—	47,210	—
Amounts payable to joint ventures and associates	3,034	—	2,660	—
Payables for capital expenditure and acquisitions	3,063	305	2,579	446
Payables related to the Gulf of Mexico oil spill	1,130	7,602	1,213	8,350
Other payables	7,313	663	5,995	1,133
	56,946	8,570	59,657	9,929
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,264	134	2,361	124
Other payables	1,945	1,372	1,966	334
	4,209	1,506	4,327	458
	61,155	10,076	63,984	10,387
Materially all of bp's trade payables have payment terms of less than 60 days and give rise to operating cash flows.
Trade and other payables, other than those relating to the Gulf of Mexico oil spill, are predominantly interest free. See Note 29 (c) for further information.
Payables related to the Gulf of Mexico oil spill include amounts payable under the 2016 consent decree and settlement agreement with the United States and five Gulf coast states, including amounts payable for natural resource damages, state claims and Clean Water Act penalties. On a discounted basis the amounts included in payables related to the Gulf of Mexico oil spill for these elements of the agreements are $3,782 million payable over 9 years, $2,098 million payable over 10 years and $2,812 million payable over 9 years respectively at 31 December 2023. Reported within net cash provided by operating activities in the group cash flow statement is a net cash outflow of $1,280 million (2022 outflow of $1,370 million, 2021 outflow of $1,484 million) related to the Gulf of Mexico oil spill, which includes payments made in relation to these agreements. For full details of these agreements, see bp Annual Report and Form 20-F 2015 - Legal Proceedings.
Payables related to the Gulf of Mexico oil spill at 31 December 2023 also include amounts payable for settled economic loss and property damage claims which are payable over a period of up to four years.